UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2019

Date of reporting period: 08/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.6%

Banks — 0.2%
Capital One Financial Corp., 3.80%, 01/31/28	$3,411	$3,249,008

Education — 0.8%
The Board of Trustees of The Leland Stanford Junior University, 4.75%, 05/01/19	7,094	7,193,649
Pepperdine University, 3.95%, 12/01/57	9,385	9,238,075
University of Southern California, 3.03%, 10/01/39	4,500	4,082,894

		20,514,618
Health Care Providers & Services — 0.6%
Kaiser Foundation Hospitals:
3.50%, 04/01/22	4,880	4,914,629
4.15%, 05/01/47	3,650	3,751,130
Sutter Health, 3.70%, 08/15/28	2,854	2,840,611
Valley Children’s Hospital, Series A, 4.40%, 03/15/48	4,000	4,018,064

		15,524,434

Total Corporate Bonds — 1.6% (Cost — $39,413,798)		39,288,060

Municipal Bonds — 76.3%

California — 75.7%
County/City/Special District/School District — 28.0%
Antelope Valley Community College District, GO, Refunding, Election of 2016, Series A, 5.25%, 08/01/42	26,710	31,339,911
Butte-Glenn Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/46	12,360	14,561,192
California Infrastructure & Economic Development Bank, RB:
Build America Bonds, 6.49%, 05/15/49	2,125	2,811,099
Goodwill Industry San Joaquin, 5.85%, 09/01/37	2,830	2,831,387

Security	Par (000)	Value
County/City/Special District/School District (continued)
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	$15,555	$17,904,427
Central Union High School District-Imperial County, GO, Election of 2016, 5.25%, 08/01/46	4,240	4,968,729
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Series D:
Mission Bay South Redevelopment Project, 0.00%, 08/01/23(a)(b)	1,000	801,960
Mission Bay South Redevelopment Project, 0.00%, 08/01/31(a)(b)	3,000	1,584,090
3.13%, 08/01/28	1,150	1,095,180
3.25%, 08/01/29	1,000	952,710
3.38%, 08/01/30	1,250	1,198,113
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,013,280
City of Los Angeles California, RB, 4.00%, 06/27/19	82,420	84,065,927
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 08/01/19(c)	6,035	6,277,064
City of Monrovia, Refunding RB, Taxable, 3.89%, 05/01/33	4,300	4,250,765
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project, 6.50%, 05/01/42	2,395	2,670,329
Corona Community Facilities District, Improvement Area No.1, Special Tax Bonds, Series A:
5.00%, 09/01/34	800	874,672
5.00%, 09/01/43	1,355	1,467,695
County of Orange California Water District, COP, Refunding, 5.25%, 08/15/19(c)	12,200	12,639,078
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	11,200	12,897,136
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A(c):
5.50%, 03/01/21	10,550	11,552,672
6.00%, 03/01/21	2,895	3,205,344
County of Tulare California, RB, 4.31%, 06/01/33	5,500	5,522,770

1

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
Covina-Valley Unified School District, GO, Election Of 2012, Series E, 5.00%, 08/01/46	$10,000	$11,618,500
El Monte City School District, GO, Los Angeles Country, California Series B, 5.50%, 08/01/46	4,265	5,079,786
Glendale Community College District, GO, Election of 2016, Series A, 5.25%, 08/01/41	5,900	6,965,953
Hacienda La Puente Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/42	5,000	5,911,950
Hayward Area Recreation and Park District, GO, Refunding, Series A, 5.00%, 08/01/42	5,000	5,759,400
Long Beach Unified School District, GO, Series E, 5.00%, 08/01/42	5,000	5,733,100
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	29,325	34,864,786
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	5,870	8,179,023
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(c)	16,250	16,919,987
Los Angeles County Facilities Inc, RB, Vermont Corridor County Administration Building , Series A, 5.00%, 12/01/43	12,400	14,370,236
Los Angeles Unified School District, GO, Election of 2008:
Series A, 5.00%, 07/01/40	25,000	28,493,000
Series B-1, 5.00%, 07/01/38	25,790	30,254,249
Los County Angeles, RB, 4.00%, 06/28/19	72,800	74,204,312
Millbrae School District, GO, Series B-2, 6.00%, 07/01/21(c)	2,585	2,894,528
Mountain View-Whisman School District, GO, Election of 2012, Series A, 4.00%, 09/01/42	12,000	12,620,160
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	5,000	5,220,450
Palmdale Elementary School District, GO:
Election of 2012, Series B, 5.25%, 08/01/42	2,050	2,423,899
Election of 2016, Series A, 5.25%, 08/01/42	7,695	9,098,491

Security	Par (000)	Value
County/City/Special District/School District (continued)
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 08/01/45	$1,000	$1,178,950
Peralta Community College District, GO, Election of 2006, Series D, 4.00%, 08/01/39	7,090	7,389,623
Pittsburg Unified School District, GO, Refunding, 4.00%, 08/01/44	11,000	11,484,990
Redwood City School District, GO, Election of 2015, 5.25%, 08/01/44	5,000	5,986,200
Riverside County, RB, 4.00%, 06/28/19	55,000	56,015,850
San Diego Community College District, Refunding, GO, Refunding, 5.00%, 08/01/41	20,000	23,100,400
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.00%, 05/15/38	13,595	15,723,161
San Diego Unified School District California, GO, Election of 2012, Series I, 5.00%, 07/01/41	23,535	27,476,642
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A, 5.75%, 05/01/42	2,010	2,193,011
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	8,730	8,408,038
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 08/01/41	5,000	5,511,700
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	11,806,000
Tracy Community Facilities District, Special Tax Bonds:
5.00%, 09/01/38	1,070	1,161,988
5.00%, 09/01/43	1,635	1,767,141
5.00%, 09/01/48	1,795	1,932,425
Whittier City School District, GO, Election of 2012, Series C, 5.25%, 08/01/46	5,365	6,302,105

		697,535,564
Education — 3.4%
California Educational Facilities Authority, RB, Chapman University, Series A:
3.43%, 04/01/30	1,000	957,640

2

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
3.56%, 04/01/31	$2,000	$1,927,760
California Educational Facilities Authority, Refunding RB, Pitzer College, 6.00%, 04/01/20(c)	2,500	2,674,525
California Municipal Finance Authority, RB:
Emerson College, 6.00%, 01/01/22(c)	7,000	7,955,920
Urban Discovery Academy Project, 5.50%, 08/01/34(b)	300	302,769
Vista Charter Middle School, 6.00%, 07/01/44	500	519,575
California Municipal Finance Authority, Refunding RB, Emerson College, Series B, 5.00%, 01/01/42	7,400	8,313,678
California School Finance Authority, RB, Series A(b):
Larchmont Charter School Project, 5.00%, 06/01/33	525	559,776
Larchmont Charter School Project, 5.00%, 06/01/43	525	550,331
Larchmont Charter School Project, 5.00%, 06/01/55	1,000	1,037,190
6.00%, 07/01/51	1,500	1,620,270
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/39	9,250	10,885,493
Menifee Union School District, GO, Series A, 5.25%, 08/01/42	7,275	8,601,887
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/43	16,870	19,771,977
University of California, RB:
Build America Bonds, 6.30%, 05/15/50	3,790	4,587,416
Series AM, 5.25%, 05/15/44	11,495	13,129,934

		83,396,141
Health — 8.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(c)	3,775	3,939,099
California Health Facilities Financing Authority, RB:
Cedars Sinai Medical Center, Series A, 5.00%, 08/15/34	10,000	11,572,600

Security	Par (000)	Value
Health (continued)
Cedars Sinai Medical Center, Series A, 5.00%, 08/15/35	$4,000	$4,613,640
Children’s Hospital, Series A, 5.25%, 11/01/41	7,000	7,685,370
Scripps Health, Series A, 5.00%, 11/15/40	7,530	8,225,471
Sutter Health, Series A, 5.00%, 11/15/37	16,135	18,612,368
Sutter Health, Series A, 5.00%, 11/15/38	12,420	14,294,799
Sutter Health, Series A, 5.00%, 11/15/41	24,985	28,144,353
Sutter Health, Series B, 6.00%, 08/15/20(c)	9,775	10,614,770
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 07/01/19(c)	2,075	2,151,319
Catholic Healthcare West, Series A, 6.00%, 07/01/19(c)	6,000	6,220,680
Cedars Sinai Medical Center, Series B, 5.00%, 08/15/35	18,500	21,338,085
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 04/01/42	10,000	10,874,100
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/46(b)	4,100	4,429,804
Loma Linda University Medical Center, 5.50%, 12/01/58(b)	12,500	13,766,000
California Statewide Communities Development Authority, Refunding RB:
Adventist Health System/West Series A, 5.00%, 03/01/42	7,500	8,525,625
Lancer Educational student Housing Project, Series A, 5.00%, 06/01/36(b)	2,900	3,163,755
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	5,000	5,474,600
Marin Healthcare District, GO, Election of 2013, Series A, 5.00%, 08/01/41	21,335	24,810,471

3

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 05/15/31	$5,000	$6,031,000

		214,487,909
State — 5.2%
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,000	3,022,020
State of California, GO, Refunding:
Various Purpose, 5.25%, 10/01/39	10,000	11,653,700
Various Purpose, 5.00%, 10/01/47	15,725	17,852,278
Various Purposes, 5.00%, 11/01/37	13,180	15,356,545
State of California, GO, Various Purposes:
5.00%, 11/01/47	19,785	22,811,907
6.00%, 04/01/19(c)	5,685	5,836,107
6.50%, 04/01/19(c)	7,000	7,205,940
5.75%, 04/01/31	10,000	10,240,000
6.50%, 04/01/33	5,925	6,089,952
6.00%, 04/01/38	10,395	10,651,341
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(c)	10,000	10,294,200
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 04/01/19(c)	3,060	3,145,680
Various Capital Projects, Series I, 5.25%, 11/01/32	1,115	1,272,851
Various Capital Projects, Series I, 5.50%, 11/01/33	2,315	2,669,473
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19(c)	1,725	1,822,583

		129,924,577
Tobacco — 5.4%
County of California Tobacco Securitization Agency, Refunding RB, Series A:
Asset-Backed, Merced County, 5.13%, 06/01/38	1,000	1,006,480
Asset-Backed, Merced County, 5.25%, 06/01/45	4,765	4,795,877
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/36	2,410	2,410,000

Security	Par (000)	Value
Tobacco (continued)
Golden Gate Tobacco Funding Corp., 5.00%, 06/01/47	$2,595	$2,571,334
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	8,590	8,616,973
5.60%, 06/01/36	1,980	1,989,544
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/32	20,000	22,918,800
Series A-1, 5.00%, 06/01/34	11,785	13,399,427
Series A-1, 3.50%, 06/01/36	17,020	17,080,931
Series A-1, 5.00%, 06/01/47	16,690	17,140,630
Series A-2, 5.00%, 06/01/47	19,885	20,421,895
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	8,450	8,485,659
5.13%, 06/01/46	12,640	12,693,341

		133,530,891
Transportation — 10.2%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	4,720	6,953,834
Burbank-Glendale-Pasadena California Airport Authority, ARB, Series B, 5.56%, 07/01/32	1,000	1,137,490
California Municipal Finance Authority, RB, Senior Lien-Linxs APM Project, AMT, 5.00%, 12/31/37	11,500	12,912,315
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	465	466,502
City & County of San Francisco California Airports Commission, Refunding RB, Series E:
San Francisco City Country Airport, 5.00%, 05/01/48	13,465	15,464,014
Second, 6.00%, 05/01/19(c)	1,170	1,205,053
Second, 6.00%, 05/01/39	13,980	14,380,108

4

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of Long Beach California Harbor Revenue, ARB, Green Bonds, Series B, AMT, 5.00%, 05/15/43	$3,335	$3,760,346
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/38	5,200	6,058,676
Sub-Series B, 5.00%, 05/15/42	11,895	13,624,890
Subordinate, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/41	11,525	12,821,447
Subordinate, Series C, AMT, 5.00%, 05/15/44	10,715	12,076,448
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	37,690	39,712,445
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series C, 3.89%, 05/15/38	3,000	3,027,660
City of Los Angeles Department of Airports, ARB, Subordinate, Series C, AMT, 5.00%, 05/15/36	10,200	11,617,086
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	23,000	25,837,970
Series A-1, 5.75%, 03/01/34	6,720	7,281,053
Series A-1, 6.25%, 03/01/34	2,920	3,226,600
County of Sacramento California Airport System Revenue, Refunding RB, Series B, 5.00%, 07/01/38	1,000	1,163,470
Los Angeles County Metropolitan Transportation Authority, RB, Green Bond, Series A, 5.00%, 07/01/38	8,815	10,321,307
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-2, 5.25%, 03/01/34	5,960	6,421,960
Riverside County Transportation Commission, Refunding RB, Sales Tax, Series B, 5.00%, 06/01/38	8,105	9,489,820
San Diego Association of Governments South Bay Expressway Revenue, Refunding RB, Senior Lien, Series A, 5.00%, 07/01/42	8,000	9,171,680

Security	Par (000)	Value
Transportation (continued)
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	$4,710	$5,195,036
San Joaquin County Transportation Authority, Refunding RB, Measure K Sale Tax Revenue, 5.00%, 03/01/41	17,955	20,803,381

		254,130,591
Utilities — 14.9%
City & County of San Francisco Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/38	10,110	11,845,584
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	16,945	17,432,338
City of Los Angeles California Department of Water & Power, RB:
Build America Bonds, 6.60%, 07/01/50	1,400	2,013,998
Series A, 5.00%, 07/01/41	27,900	31,917,321
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	8,000	8,649,520
City of Los Angeles California Wastewater System Revenue, Refunding RB, Green Bond, Sub-Series A, 5.25%, 06/01/47	22,880	27,042,101
City of Petaluma California Wastewater Revenue, Refunding RB, 6.00%, 05/01/21(c)	5,625	6,264,281
City of Riverside California Electric Revenue, RB, Build America Bond, 7.61%, 10/01/40	2,500	3,634,425
City of San Juan California Water District, COP, Series A, 6.00%, 02/01/19(c)	5,700	5,806,704
Eastern Municipal Water District Financing Authority, RB, Series D:
5.25%, 07/01/42	18,500	21,830,370
5.00%, 07/01/47	25,000	28,724,000
Irvine Ranch Water District, Special Assessment Bonds:
5.25%, 02/01/41	16,855	19,856,370
Build America Bonds, Series B, 6.62%, 05/01/40	4,000	5,384,360

5

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Los Angeles Department of Water, Refunding RB, Series A:
5.00%, 07/01/41	$17,060	$19,664,209
5.25%, 07/01/44	10,650	12,479,777
Los Angeles Department of Water & Power System Revenue, Refunding RB, Series A, 5.00%, 07/01/33	24,980	28,673,293
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 07/01/40	15,585	17,898,437
Metropolitan Water District of Southern California, Refunding RB:
Series A, 5.00%, 10/01/35	5,000	5,521,850
Series C, 5.00%, 07/01/35	5,000	5,138,200
Northern California Power Agency, RB, Build America Bonds, Series B, 7.31%, 06/01/40	2,150	2,830,131
San Diego County Water Authority Financing Corp., Refunding RB, Series B, 5.00%, 05/01/38	20,405	23,569,611
San Diego Public Facilities Financing Authority Water Revenue, Refunding RB, Series B, 5.00%, 08/01/38	16,460	18,973,936
State of California Department of Water Resources, Refunding RB, Central Valley Project Water System Revenue Bonds, Series AW, 4.00%, 12/01/34	26,885	29,078,547
Vista Joint Powers Financing Authority, Refunding LRB, Lease, 5.25%, 05/01/37	15,000	17,414,400

		371,643,763

Total Municipal Bonds in California		1,884,649,436

Puerto Rico — 0.6%
State — 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Series A(d)(e):
Public Improvement, 5.50%, 07/01/39	1,470	797,475
8.00%, 07/01/35	3,820	2,072,350
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(d)(e)	1,630	916,875

		3,786,700
Utilities — 0.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	2,030	1,933,575

Security	Par (000)	Value
Utilities (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	$4,595	$4,376,737
Puerto Rico Electric Power Authority, RB(d)(e):
Series A, 5.00%, 07/01/29	2,810	1,815,963
Series A, 7.00%, 07/01/33	920	603,750
Series A, 5.00%, 07/01/42	2,195	1,418,519
Series XX, 5.25%, 07/01/40	1,940	1,253,725

		11,402,269

Total Municipal Bonds in Puerto Rico		15,188,969

Total Municipal Bonds — 76.3% (Cost — $1,876,904,587)		1,899,838,405

Municipal Bonds Transferred to Tender Option Bond Trusts — 16.6%(f)

California — 16.6%
County/City/Special District/School District — 2.9%
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/42	14,995	15,425,648
Grossmont-Cuyamaca Community College District, GO, Election of 2008, Series B, 5.00%, 08/01/44	30,215	35,246,777
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	17,685	21,022,448

		71,694,873
Education — 4.1%
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/41	22,545	25,690,563
5.00%, 11/01/42	10,000	11,530,600
5.00%, 11/01/43	35,250	41,313,705
University of California, RB, Limited Project, Series M, 5.00%, 05/15/42	20,000	23,004,800

		101,539,668

6

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health — 0.7%
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series A, 5.00%, 11/15/38	$15,000	$17,264,250

State — 0.8%
State of California, GO, Refunding, Various Purpose, 5.25%, 10/01/39	18,150	21,148,289

Transportation — 6.0%
City & County of San Francisco California, Refunding ARB, Series A, AMT, 5.25%, 05/01/42	40,370	46,285,820
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	26,950	30,179,823
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 05/01/41	22,475	24,943,864
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	18,717	20,819,543
Sub-Series A, 5.00%, 05/15/42	23,625	26,524,114

		148,753,164

Security	Par (000)	Value
Utilities — 2.1%
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	$27,045	$31,375,175
Irvine Ranch Water District, 5.00%, 03/01/46	19,330	22,173,153

		53,548,328

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.6% (Cost — $415,613,708)		413,948,572

	Shares
Investment Companies — 3.9%(i)
iShares California Muni Bond ETF	500,000	29,290,000
iShares National Muni Bond ETF	630,000	68,613,300

Total Investment Companies — 3.9% (Cost — $97,741,100)		97,903,300

Total Long-Term Investments — 98.4% (Cost — $2,429,673,193)		2,450,978,337

Short-Term Securities — 7.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
1.35%(h)(i)	192,824,510	192,843,792

Total Short-Term Securities — 7.7% (Cost — $192,832,039)		192,843,792

Total Investments — 106.1% (Cost — $2,622,505,232)		2,643,822,129
Other Assets Less Liabilities — 1.2%		29,630,776
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.3)%		(181,643,545)

Net Assets — 100.0%		$2,491,809,360

(a)	Zero-coupon bond.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on January 1, 2026, is $9,322,126.

(h)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund

(i)

During the period ended August 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/ or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/18	Shares Purchased		Shares Sold	Shares Held at 08/31/18	Value at 08/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	148,286,820	44,537,690	(b)	—	192,824,510	$192,843,792	$632,653	$3,358	$—
iShares California Muni Bond ETF	—	500,000		—	500,000	29,290,000	35,047	—	(9,800)
iShares National Municipal Bond Fund	250,000	380,000		—	630,000	68,613,300	262,950	—	(23,000)

						$290,747,092	$930,650	$3,358	$(32,800)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

ETF — Exchange-Traded Fund

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	1,919	12/19/18	$230,790	$(80,289)
Long U.S. Treasury Bond	2,999	12/19/18	432,512	1,253,818
5-Year U.S. Treasury Note	192	12/31/18	21,773	(828)

				$1,172,701

8

Schedule of Investments (unaudited) (continued) August 31, 2018	BlackRock California Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$97,903,300	$2,353,075,037	$—	$2,450,978,337
Short-Term Securities	192,843,792	—	—	192,843,792

	$290,747,092	$2,353,075,037	$—	$2,643,822,129

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,253,818	$—	$—	$1,253,818
Liabilities:
Interest rate contracts	(81,117)	—	—	(81,117)

	$1,172,701	$—	$—	$1,172,701

(a)	See above Schedule of Investments for values in each sector, industry, state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $181,187,161 are categorized as Level 2 within the disclosure hierarchy.

During the period ended August 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust

Date:	October 19, 2018